OTHER LONG TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Other Noncurrent Liabilities

(in thousands of $)	2017	2016
Deferred gain on sale and leaseback	2,485	2,744
Other long term liabilities	5,574	5,468
	8,059	8,212